Revenue Recognition (Details) - Schedule of remaining performance obligations represents contracted revenues - Services [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Remainder of 2022 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 3,873
2023 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	1,429
2024 and thereafter [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 235